Cover Page Cover Page	May 04, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 04, 2022
Entity Registrant Name	ASHFORD INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-36400
Entity Tax Identification Number	84-2331507
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	490-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	AINC
Security Exchange Name	NYSEAMER
Entity Central Index Key	0001604738
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 7.01 of the Current Report on Form 8-K filed on May 4, 2022 (the “Original Form 8-K”) to report an update to the investor presentation furnished as Exhibit 99.1 thereto (the “Exhibit”). The only change is to include a new additional slide 29 relating to the breakdown of Remington managed hotels that are included in AUM (meaning they are owned Ashford Hospitality Trust, Inc. or Braemar Hotels & Resorts Inc.) compared to hotels owned by other third-parties. No other changes have been made to the Original Form 8-K or to the Exhibit.